RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)							1 Months Ended											3 Months Ended			4 Months Ended	6 Months Ended		12 Months Ended
	Mar. 15, 2016	Mar. 03, 2016	Mar. 03, 2016	Jun. 11, 2015	Jan. 12, 2013	Jan. 12, 2013	Feb. 16, 2017	Oct. 31, 2016	Feb. 29, 2016	Oct. 31, 2015	Aug. 19, 2015	Jun. 30, 2015	May 31, 2015	Feb. 24, 2015	Feb. 23, 2015	Apr. 29, 2014	Apr. 16, 2014	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Oct. 23, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Jul. 31, 2016	Dec. 31, 2015	Jul. 25, 2016
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party																								$ 300,000		$ 300,000
Repayments of Related Party Debt																								300,000		500,000
Due to Related Parties																								96,000
Distribution Fees																									$ 436,000
Debt Conversion, Original Debt, Amount																						$ 2,000,000
Revenue, Net																		$ 14,218,000		$ 1,655,000		23,553,000	$ 2,584,000	6,574,000		932,000
Due to Related Parties, Current																		1,633,000				$ 1,633,000		96,000		324,000
Revenue from Related Parties																								0		156,000
Stock Issued During Period, Shares, New Issues									29,639
Related Party Transaction, Rate																						3.00%
Stock Issued During Period, Value, New Issues				$ 500,000					$ 3,557,000
Interest Expense																						$ 434,000	0
Debt Instrument, Face Amount																		2,000,000				2,000,000
Accounts Receivable, Related Parties, Current																								0		156,000
Business Combination, Bargain Purchase, Gain Recognized, Amount																		$ 3,691,000		2,237,000		$ 15,530,000	2,749,000	2,749,000		0
Vislink International Limited [Member]
Related Party Transaction [Line Items]
Business Combination, Bargain Purchase, Gain Recognized, Amount																								11,466,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Due to Related Parties																											$ 300,000
Stock Issued During Period, Value, Issued for Services																								$ 296,000		$ 135,000
Stock Issued During Period, Shares, Issued for Services																								46,637		1,346
Minimum [Member]
Related Party Transaction [Line Items]
Share Price																		$ 2				$ 2		$ 2.00		$ 90
Deligence Fee [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 0.01				$ 0.01		$ 0.01
Subsequent Event [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues																			462,513		609,467
Stock Issued During Period, Value, New Issues																			$ 783,000
Subsequent Event [Member] | Vislink Communication Systems [Member]
Related Party Transaction [Line Items]
Business Acquisition Cost Of Acquired Entity Transaction Costs, Percentage																			8.00%
Business Acquisition, Transaction Costs																			$ 1,480,000
Warrant [Member]
Related Party Transaction [Line Items]
Derivative Liability									$ 231,000
Interest [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Due to Related Parties																											$ 70,484
Aggregate Loan of Family Members of George Schmitt [Member]
Related Party Transaction [Line Items]
Debt Conversion Converted Instrument Stock Options Issued															353
Warrants Issued To Purchase Common Stock Exercise Price															$ 2,400
Aggregate Loan of Family Members of George Schmitt [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued															45
Aggregate Loan of Family Members of George Schmitt [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued															845,000
MB Technology Holdings LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party																$ 25,000		$ 75,000		$ 150,000		$ 75,000	$ 150,000	$ 115,000
Debt Conversion, Converted Instrument, Shares Issued																						71,526
Share Price														$ 528
Repayments of Related Party Debt																								655,000
Due to Related Parties																		1,633,000				$ 1,633,000		150,000
Distribution Fees														$ 700,000										$ 436,000		$ 90,000
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage																								3.00%
Due to Related Parties, Current																								$ 96,000
Stock Issued During Period, Shares, New Issues														3,326								71,526		49,712
Percentage Of Distribution Fees																	3.00%
Related Party Transaction, Rate						3.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 25
Acquisition Fee Minimum Amount to Waive Success Fee																						$ 1,000,000
Related Party Transaction Fee, Percentage of Fee That can be Converted to Equity																						50.00%
Related Party Transaction Fee, Common Stock Price Percentage for Conversion																						110.00%
Related Party Transaction Fee, Shares Registration Minimum Percentage																						25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum																						25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent																						125.00%
Stock Issued During Period, Value, Issued for Services	$ 150,000	$ 300,000	$ 300,000
Stock Issued During Period, Value, New Issues														$ 1,756,098										$ 364,000
Diluted Outstanding Shares ,Percentage							2.10%
MB Technology Holdings LLC [Member] | Vislink International Limited [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate																						3.00%
Business Acquisition, Transaction Costs																		$ 777,000				$ 777,000
MB Technology Holdings LLC [Member] | Vislink Communication Systems [Member]
Related Party Transaction [Line Items]
Business Acquisition Cost Of Acquired Entity Transaction Costs, Percentage																		0.00%	0.00%
Business Acquisition, Transaction Costs																		$ 777,000	$ 1,480,000			777,000
MB Technology Holdings LLC [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual																						$ 50,000,000
MB Technology Holdings LLC [Member] | Success Fee [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate																						3.00%
MB Technology Holdings LLC [Member] | Acquisition Fee [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate																						8.00%		8.00%
Related Party Transaction, Amounts of Transaction																						$ 250,000		$ 250,000
Related Party Transaction, Terms and Manner of Settlement																						The Company will pay MBTH an acquisition fee equal to the greater of $250,000 or 8% of the total acquisition price (the ‘‘Acquisition Fee’’). Where possible, the Company will pay MBTH 50% of the Acquisition Fee at closing of a transaction, and in any case, not later than thirty (30) days following such closing, 25% of the Acquisition Fee three (3) months following such closing and 25% of the Acquisition Fee six (6) months following such closing.
MB Technology Holdings LLC [Member] | Deligence Fee [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction																						$ 250,000
Related Party Transaction, Terms and Manner of Settlement																						This due diligence fee shall be paid to MBTH as warrants to purchase shares of common stock of the Company in an amount equal to $250,000 divided by the lower of the market price of the common stock on the day of closing of the transaction or the price of equity offered to finance such acquisition.
MB Technology Holdings LLC [Member] | Additional Fee on Independent Transaction [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate																						5.00%
MB Technology Holdings LLC [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued																			35,852		186,019
Due to Related Parties																					$ 310,000
Debt Conversion, Original Debt, Amount																			$ 60,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 2.10
Diluted Outstanding Shares ,Percentage							25.00%
Class Of Warrant Term							5 years
MB Technology Holdings LLC [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current																		120,000				$ 120,000
MB Technology Holdings LLC [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current																		$ 265,000				$ 265,000
MB Technology Holdings LLC [Member] | Rent Expense [Member]
Related Party Transaction [Line Items]
Due to Related Parties																								90,000
MB Technology Holdings LLC [Member] | Management Fees [Member]
Related Party Transaction [Line Items]
Due to Related Parties																			$ 27,000					115,000
George Schmitt [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued										7,441
Repayments of Related Party Debt											$ 500,000
Due to Related Parties																										1,900,000
Debt Conversion, Original Debt, Amount										$ 500,000					$ 845,000
Stock Issued During Period, Shares, New Issues								27,977
Common Stock Grant Date Fair Value										$ 500,000
Interest Expense																								$ 14,000
George Schmitt [Member] | IMT [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount								$ 2,500,000
George Schmitt [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																								$ 8.40
Number Of Warrants Issued																								20,833
Derivative Liability																								$ 77,000
George Schmitt [Member] | General and Administrative Expense [Member] | IMT [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, New Issues								$ 103,000
Itellum LLC [Member]
Related Party Transaction [Line Items]
Revenue, Net												$ 58,000	$ 100,000
Larr Townes [Member]
Related Party Transaction [Line Items]
Reversal Of Revenue From Related Party																										$ 336,000
M&A Services Agreement [Member]
Related Party Transaction [Line Items]
Acquisition Fee Minimum Amount to Waive Success Fee																								$ 1,000,000
Related Party Transaction Fee, Percentage of Fee That can be Converted to Equity																								50.00%
Related Party Transaction Fee, Common Stock Price Percentage for Conversion																								110.00%
Related Party Transaction Fee, Shares Registration Minimum Percentage																								25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum																								25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent																								125.00%
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award																								3 year
M&A Services Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual																								$ 50,000,000
M&A Services Agreement [Member] | Success Fee [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate					3.00%
M&A Services Agreement [Member] | Success Fee [Member] | Vislink International Limited [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate																								3.00%
M&A Services Agreement [Member] | Acquisition Fee [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Terms and Manner of Settlement																								the Company will pay MBTH 50% of the Acquisition Fee at closing of a transaction, and in any case, not later than thirty (30) days following such closing, 25% of the Acquisition Fee three (3) months following such closing and 25% of the Acquisition Fee six (6) months following such closing.
M&A Services Agreement [Member] | Deligence Fee [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction																								$ 250,000
Related Party Transaction, Terms and Manner of Settlement																								This due diligence fee shall be paid to MBTH as warrants to purchase shares of common stock of the Company in an amount equal to $250,000 divided by the lower of the market price of the common stock on the day of closing of the transaction or the price of equity offered to finance such acquisition.
M&A Services Agreement [Member] | Additional Fee on Independent Transaction [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate																								5.00%
Integrated Microwave Technologies [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, Issued for Services	$ 150,000